Cash, cash equivalents and time deposits - Additional Information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of cash and time deposits [Line Items]
Purchase of right-of-use assets	¥ 27,900	¥ 13,500
Transferred inventory to property and equipment	28,600	0
Other property, plant and equipment	28,800
Disposal of property and equipment included in amounts due from related parties	¥ 1,900	600
Cancellation of other financial instrument reflected in increase of other reserve		¥ 4,526